Derivative Instruments and Hedging Activities - Additional Information (Details) kr in Thousands, $ in Thousands	Jul. 31, 2018 USD ($)	Jul. 31, 2018 NOK (kr)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 NOK (kr)	Dec. 31, 2017 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Aggregate fair value asset			$ 100		$ 300
Aggregate fair value liability			111,800		157,400
Restricted cash			4,100		$ 0
NIBOR | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount			$ 162,200	kr 1,000,000
Subsequent Event | NIBOR | 4.25% Margin | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 146,800	kr 905,000